RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related Party Transactions	Related Party Transactions
(a)Receivables from related parties
The Company had non-interest bearing receivables from Sadiola and Yatela which were repaid during the year ended December 31, 2020.
(b)Compensation of key management personnel
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2021	2020
Salaries and other benefits	$6.0	$5.7
Retirement benefits	0.3	6.1
Share-based payments	3.1	2.5
	$9.4	$14.3